Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 17,069	$ 16,738
Less: accumulated depreciation	(6,288)	(6,832)
Property plant and equipment net	10,781	9,906
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, gross	957	1,098
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,311	4,602
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	8,418	10,083
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 4,383	$ 955